Significant Accounting and Reporting Policies - Additional Information (Detail) - JPY (¥) ¥ in Millions			3 Months Ended		9 Months Ended
	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates					3 months
Increase in additional paid-in capital had such stock splits made prior to October 1, 2001					¥ 24,674
Residential condominiums under development	¥ 82,843	¥ 56,156	¥ 82,843		82,843
Finished goods	64,500	69,857	64,500		64,500
Write-down on residential condominiums under development			¥ 39	¥ 123	¥ 164	¥ 277
Effective tax rate			33.90%	29.30%	30.70%	29.30%
NationalCorporateTaxRate			24.00%	24.00%	24.00%	24.00%
Inhabitant tax			4.00%	4.00%	4.00%	4.00%
Statutory income tax rate			31.50%	31.50%	31.50%	31.50%
Deductible enterprise tax			4.00%	4.00%	4.00%	4.00%
Loans held for sale in installment loans	108,007	127,194	¥ 108,007		¥ 108,007
Goodwill acquired	488,378	443,818	488,378		488,378
Other intangible assets	412,820	404,492	412,820		412,820
Aggregate loan fair value	97,321	90,893	97,321		97,321
Accounting Standards Update 2016-13
Significant Accounting Policies [Line Items]
Increase in allowance for credit losses for financial assets					31,745
Increase in other liabilities					28,294
Decrease in retained earnings					42,855
Investment in operating leases
Significant Accounting Policies [Line Items]
Accumulated depreciation of Investment in operating leases	714,824	678,245
Property under Facility Operations
Significant Accounting Policies [Line Items]
Accumulated depreciation	128,568	105,433	128,568		128,568
Office Facilities
Significant Accounting Policies [Line Items]
Accumulated depreciation	¥ 68,268	¥ 68,117	¥ 68,268		¥ 68,268
Minimum
Significant Accounting Policies [Line Items]
Income tax settlement by tax authority					50.00%